Leases - Summary of lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [Abstract]
Principal lease payments	$ 374	$ 358
Interest payments on leases	47	48
Payments for short-term leases	465	502	$ 314
Payments for variable lease components	50	34	$ 30
Payments for low value leases (>12 months in duration)	1	2
Total lease payments	$ 937	$ 944